Taxation - Movement in Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities
Balance at 1 January	€ (291,859)	€ (322,755)	€ (533,427)
Movements during the year	(58,275)	21,189	149,444
Business combination (note 3)		21,328	16,736
Translation differences	9,331	(11,621)	44,492
Balance at 31 December	€ (340,803)	€ (291,859)	€ (322,755)